Note 7 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, gross	$ 82,325	$ 77,408
Less accumulated depreciation and amortization	(28,987)	(26,109)
Property and equipment, net	53,338	51,299
Land and Land Improvements [Member]
Property and equipment, gross	15,588	15,150
Building and Building Improvements [Member]
Property and equipment, gross	48,603	47,026
Machinery and Equipment [Member]
Property and equipment, gross	7,122	5,469
Office Equipment [Member]
Property and equipment, gross	8,773	8,000
Vehicles [Member]
Property and equipment, gross	791	677
Construction in Progress [Member]
Property and equipment, gross	$ 1,448	$ 1,086